Schedule of Investments (unaudited)
August 31, 2024
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Energy Equipment & Services — 7.8%
ARC Resources Ltd.	252,003	$ 4,663,640
Patterson-UTI Energy, Inc.	85,858	790,752
Poseidon Concepts Corp.(a)(b)	35,081	—
Saipem SpA(b)	2,017,418	4,542,970
Schlumberger NV	122,010	5,367,220
TechnipFMC PLC	189,773	5,093,507
Tenaris SA	157,316	2,315,183
Weatherford International PLC	25,543	2,680,483
		25,453,755
Oil, Gas & Consumable Fuels — 91.2%
Canadian Natural Resources Ltd.	377,448	13,662,237
Cenovus Energy, Inc.	365,591	6,779,297
Cheniere Energy, Inc.	59,603	11,042,052
Chevron Corp.	130,354	19,285,874
ConocoPhillips	155,816	17,730,303
Diamondback Energy, Inc.	48,443	9,451,714
Eni SpA	454,450	7,395,371
Exxon Mobil Corp.	551,985	65,101,111
Gazprom PJSC(a)(b)	639,500	70
Gaztransport Et Technigaz SA	12,700	1,868,484
Hess Corp.	91,813	12,675,703
Kosmos Energy Ltd.(b)	279,784	1,362,548
Marathon Petroleum Corp.	67,430	11,943,202
Neste Oyj	198,816	4,639,221
Pembina Pipeline Corp.	201,830	8,130,709
Permian Resources Corp., Class A	450,400	6,413,696
Shell PLC	963,293	34,132,902
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	69,235	$ 10,170,621
TC Energy Corp.	190,187	8,809,018
TotalEnergies SE	325,895	22,418,912
Tourmaline Oil Corp.	94,735	4,317,607
Valero Energy Corp.	66,720	9,789,826
Williams Cos., Inc. (The)	227,281	10,402,651
		297,523,129
Total Long-Term Investments — 99.0% (Cost: $206,993,181)		322,976,884
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(c)(d)	2,194,456	2,194,456
Total Short-Term Securities — 0.7% (Cost: $2,194,456)		2,194,456
Total Investments — 99.7% (Cost: $209,187,637)		325,171,340
Other Assets Less Liabilities — 0.3%		1,076,590
Net Assets — 100.0%		$ 326,247,930
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 120(b)	$ —	$ (120)	$ —	$ —	—	$ 47(c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,548,266	—	(353,810)(b)	—	—	2,194,456	2,194,456	48,838	—
				$ (120)	$ —	$ 2,194,456		$ 48,885	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ 18,595,602	$ 6,858,153	$ —	$ 25,453,755
Oil, Gas & Consumable Fuels	227,068,169	70,454,890	70	297,523,129
Short-Term Securities
Money Market Funds	2,194,456	—	—	2,194,456
	$ 247,858,227	$ 77,313,043	$ 70	$ 325,171,340
2